Equity - Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	517,300
Shares issued on options exercised (in shares)	8,165	3,117
Ending balance (in shares)	506,300	517,300
Class A Common Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	7,655	7,765
Class A common shares conversation (in shares)	(55)	(110)
Shares issued on dual class amendment (in shares)		0
Shares issued on options exercised (in shares)	0	0
Cancelled pursuant to normal course issuer bid	0	0
Ending balance (in shares)	7,600	7,655
Class B Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	509,668	505,954
Class A common shares conversation (in shares)	55	110
Shares issued on dual class amendment (in shares)		5,203
Shares issued on options exercised (in shares)	8,178	3,139
Cancelled pursuant to normal course issuer bid	(19,158)	(4,738)
Ending balance (in shares)	498,743	509,668